Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments and risk management
Schedule of financial instruments

		December 31, 2024		December 31, 2023
		Carrying	Estimated	Carrying	Estimated
	Level	Value	Fair Value	Value	Fair Value
FVTPL		$	$	$	$
Derivative warrant liability	3	572,000	572,000	531,000	531,000

Schedule of company's maximum exposure to credit risk

	December 31,	December 31,
	2024	2023
	$	$

Cash	2,473,649	3,447,665

Schedule of contractual maturities of these financial liabilities

	Payments due by period as of December 31, 2024
			Between 3
		Less than	months and
	Total	3 months	1 year	1-3 years
	$	$	$	$

Accounts payable and accrued liabilities	147,205	147,205	—	—
Lease liability	38,785	23,124	15,661	—
	185,990	170,329	15,661	—

	Payments due by period as of December 31, 2023
			Between 3
		Less than	months and
	Total	3 months	1 year	1-3 years
	$	$	$	$
Accounts payable and accrued liabilities	283,428	283,428	—	—
Lease liability	11,510	11,510	—	—
	294,938	294,938	—	—

Schedule of the sensitivity of the Company's net earnings due to changes in the exchange rate between the USD, GBP and EUR against the Canadian dollar

	CAD	EUR	Total
	$	$	$
Cash	684,491	—	684,491
Accounts payable and accrued liabilities	(111,155)	—	(111,155)
Net exposure	573,336	—	573,336
Effect of +/- 10% change in currency	57,334	—	—